Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 205,734	¥ 194,240	¥ 176,597
Loans held for sale in installment loans	137,179	201,355
Loans held for sale measured at fair value	129,959	197,041
Installment loans	3,958,814	3,905,026
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	19,973	12,255
Fair value at the acquisition date of purchased loans acquired during the period	¥ 12,271	¥ 2,444